Details of Significant Accounts - Share-based payment, share incentive plan, additional information (Details) - Share incentive plan - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Minimum
Share-based payment arrangements
Exercise prices of stock options (in USD per share)	$ 1.84	$ 2.13
Weighted-average remaining contractual period	1 year 6 months 21 days	2 years 21 days
Maximum
Share-based payment arrangements
Exercise prices of stock options (in USD per share)	$ 7.20	$ 7.20
Weighted-average remaining contractual period	4 years 10 months 2 days	4 years 11 months 23 days